Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Basic
Net income	$ 4,013	$ 4,285
Weighted average common shares outstanding	6,172,773	6,161,686
Less: Average unallocated ESOP shares	(418,800)	(239,440)
Average shares	5,753,973	5,922,246
Basic earnings per common share (in usd per share)	$ 0.70	$ 0.72
Diluted
Net income	$ 4,013	$ 4,285
Weighted average common shares outstanding for basic earnings per common share	5,753,973	5,922,246
Add: Dilutive effects of assumed exercises of stock options	63,344	1,257
Average shares and dilutive potential common shares	5,817,317	5,923,503
Diluted earnings per common share (in usd per share)	$ 0.69	$ 0.72